Restricted Net Assets	12 Months Ended
Dec. 31, 2024
Restricted Net Assets [Abstract]
Restricted Net Assets

10. Restricted Net Assets

The Company’s operations are conducted through its PRC subsidiary and historically the VIE. Relevant PRC statutory laws and regulations permit payments of dividends by its PRC subsidiary and VIE only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital, additional paid-in capital of the PRC subsidiary and VIE, including the mezzanine equity which are part of the paid in capital and additional paid-in capital of the VIE, included in the Company’s consolidated net assets are also non-distributable for dividend purposes.

In accordance with the PRC regulations on Enterprises with Foreign Investment, a WOFE established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A WOFE is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Company’s WOFE is subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide for a discretionary surplus reserve, at the discretion of the board of directors. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Company’s PRC consolidated entities are subject to the above mandated restrictions on distributable profits.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of December 31, 2024 and 2023, net assets restricted in the aggregate, which include paid-in capital, additional paid-in capital and statutory reserve funds of the Company’s PRC subsidiaries that are included in the Company’s consolidated net assets were approximately $12,501 and $10,477, respectively.